FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 01, 2023	Sep. 30, 2022	Jan. 02, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted short-term marketable securities	$ 968,000		$ 1,079,000
Short-term securities interest rate		3.65%
Short-term securities	76,000,000		0
Equity investments without readily determinable fair value	4,000,000		4,000,000
Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	35,364,000		35,776,000
Financial liabilities fair value disclosure	5,318,000		536,000
Level 3 | Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	0		0
Financial liabilities fair value disclosure	0		$ 0
June 2022 Restructuring Plan:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of assets to be disposed of	$ 400,000